Consolidated Statements of Income - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue (Note 7)	$ 15,011	$ 17,316
Cost of sales	(9,868)	(8,745)
Gross profit	5,143	8,571
Other operating income (expenses)
General and administration	(317)	(236)
Exploration	(86)	(90)
Research and innovation	(164)	(157)
Other operating income (expense) (Note 10)	(206)	(1,102)
Profit from operations	4,370	6,986
Finance income (Note 11)	112	53
Finance expense (Note 11)	(274)	(203)
Non-operating income (expense) (Note 12)	(266)	(275)
Share of profit of joint venture (Note 16)	2	4
Profit from continuing operations before taxes	3,944	6,565
Provision for income taxes from continuing operations (Note 23(a))	(1,610)	(2,495)
Profit from continuing operations	2,334	4,070
Loss from discontinued operations (Note 5)	(26)	(772)
Profit for the year	2,308	3,298
Profit (loss) from continuing operations attributable to:
Shareholders of the company	2,435	4,089
Non-controlling interests	(101)	(19)
Profit from continuing operations	2,334	4,070
Profit (loss) attributable to:
Profit (loss) attributable to Shareholders of the company	2,409	3,317
Non-controlling interests	$ (101)	$ (19)
Earnings per share from continuing operations
Basic (in dollars per share)	$ 4.70	$ 7.77
Diluted (in dollars per share)	4.64	7.63
Loss per share from discontinued operations
Basic (in dollars per share)	(0.05)	(1.47)
Diluted (in dollars per share)	(0.05)	(1.47)
Earnings per share
Basic (in dollars per share)	4.65	6.30
Diluted (in dollars per share)	$ 4.59	$ 6.19
Weighted average shares outstanding (millions) (in shares)	517,828	526,718
Weighted average diluted shares outstanding (millions) (in shares)	525,344	535,854
Shares outstanding at end of year (in shares)	517,300	513,700